Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2025
Entity File Number	000-56693
Entity Registrant Name	Signature Holdings Corporation
Entity Central Index Key	0001635341
Entity Tax Identification Number	13-3977311
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6901 Professional Pkwy E 200
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	941
Local Phone Number	324-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false